CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,201,581)	$ (3,325,325)	$ (6,816,751)	$ (3,259,217)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	318,911	142,677	440,178	44,927
Stock-based compensation	138,955	180,771	410,961	443,426
Change in fair value of derivative liabilities	(378,125)	421,795	572,313	(190,888)
Discharge of deferred costs	133,657	81,908	263,337
Deferred income tax provision	10,000		14,000
Loss (Gain) on disposal of assets	(19,580)	(8,255)	7,567	(1,116)
Gain on debt restructuring	(576,677)
Changes in assets and liabilities:
Change in accounts and royalties receivable, net	(695,020)	(877,133)	(1,026,467)	312,797
Inventory	226,072	146,649	549,037	11,201
Change in other current assets			(305,604)	12,788
Prepaid expenses and other current assets	19,080	63,138
Accounts payable and accrued expenses	369,419	789,577	2,356,062	(287,431)
Change in deferred revenues				(197,344)
Change in other liabilities				(123,241)
Net cash used in operating activities	(2,654,889)	(2,384,198)	(3,535,367)	(3,234,098)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment				(52,672)
Capital expenditures	(1,561)	(76,413)	(774,625)	(31,424)
Payment for acquisition of Angel business		(2,000,000)	(2,000,000)
Proceeds from sale of equipment			54,632	1,900
Proceeds from sale of equipment	46,576	29,895
Net cash provided by (used in) investing activities	45,015	(2,046,518)	(2,719,993)	(82,196)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt	2,100,000
Proceeds from sale of common stock and warrants, net	2,814,235		1,900,605	1,396,767
Proceeds from sale of preferred stock and warrants, net		3,227,125	3,227,124
Repayment of note payable	(2,641,506)		(506,703)
Proceeds from warrant exercises			165,703
Proceeds from option and warrant exercises		165,703
Net cash provided by financing activities	2,272,729	3,392,828	4,786,729	1,396,767
Net decrease in cash	(337,145)	(1,037,888)	(1,468,631)	(1,919,527)
Cash, beginning of period	638,868	2,107,499	2,107,499	4,027,026
Cash, end of period	$ 301,723	$ 1,069,611	$ 638,868	$ 2,107,499